Tax (Details 3) (CHF)	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Net deferred tax assets (CHF million)
Deferred tax assets	6,599,000,000	6,968,000,000	8,825,000,000	6,599,000,000	8,825,000,000	7,102,000,000
Net operating loss carry-forwards	1,857,000,000	1,915,000,000		1,857,000,000
Temporary differences	4,742,000,000	5,053,000,000		4,742,000,000
Deferred tax liabilities	165,000,000	160,000,000	200,000,000	165,000,000	200,000,000	130,000,000
Deferred Tax Assets (Liabilities), Net	6,434,000,000	6,808,000,000		6,434,000,000
Net deferred tax assets change	(374,000,000)
Accumulated undistributed earnings from foreign subsidiaries	7,000,000,000			7,000,000,000
Reasonably possible decrease in unrecognized tax benefits, low end of range	0			0
Reasonably possible decrease in unrecognized tax benefits, high end of range	3,000,000			3,000,000
Effective tax rate
Effective tax rate (as a percent)	29.00%	27.00%	27.50%	27.90%	22.20%